Fair Value Measurements - Summary of Fair Value Measurements Of Financial Assets And Liabilities (Detail) - Rigetti Holdings [Member]	Dec. 31, 2021 USD ($)
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrants and Rights Outstanding	$ 0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrants and Rights Outstanding	0
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrants and Rights Outstanding	4,584,707
Derivative Warrant Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrants and Rights Outstanding	0
Derivative Warrant Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrants and Rights Outstanding	0
Derivative Warrant Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrants and Rights Outstanding	4,354,707
Forward Warrant Agreement [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrants and Rights Outstanding	0
Forward Warrant Agreement [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrants and Rights Outstanding	0
Forward Warrant Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrants and Rights Outstanding	230,000
Debt Instrument [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrants and Rights Outstanding	$ 0